THE SARATOGA ADVANTAGE TRUST (the “Trust”)

International Equity Portfolio (the “Portfolio”)

Class A Shares	(Ticker: SIEYX)

Supplement dated April 24, 2018 to the

Class A Prospectus Dated December 29, 2017, as amended on March 7, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

The Board of Trustees of the Trust (the “Board”) has approved a new operating expense limitation agreement for the Portfolio (the “Operating Expense Limitation Agreement”) that limits Class A expenses (excluding certain expenses described below) to 1.65% of average daily net assets (the “Expense Cap”). The Operating Expense Limitation Agreement has an initial term that extends through December 31, 2019. In addition, the table and example in the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 29 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects the Operating Expense Limitation Agreement and the Expense Cap.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 64 of the Portfolio’s Prospectus.

International Equity Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	2.28%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	3.43%
Expense Reduction/Reimbursement	(1.78)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (1)	1.65%
(1)	Pursuant to an operating expense limitation agreement between the Manager, Smith Group Asset Management (“Smith Group”) and the Portfolio (the “Operating Expense Limitation Agreement”), the Manager and Smith Group have agreed to waive their fees and/or Smith Group has agreed to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.65% of the Portfolio’s average net assets for Class A shares, through December 31, 2019 ( an “Expense Cap”). The Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager and Smith Group are permitted to seek reimbursement from the Portfolio, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expanse waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$733	$1,412	$2,112	$3,961

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Manager”, located on page 60 of the Prospectus.

The reference to the Portfolio in the second table under this section is hereby deleted and the following is inserted as a new paragraph below the second table:

Portfolio Expenses. The International Equity Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager and Smith Group have agreed to reduce their management fees and/or Smith Group has agreed to pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed 1.65% of the Portfolio’s average net assets for Class A shares, through December 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager or Smith Group may be reimbursed by the Portfolio in subsequent fiscal years if the Manager or Smith Group so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager or Smith Group toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager and Smith Group are permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager or Smith Group within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager and Smith Group are entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

International Equity Portfolio (the “Portfolio”)

Class C Shares	(Ticker: SIECX)

Supplement dated April 24, 2018 to the

Class C Prospectus Dated December 29, 2017, as amended on March 7, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

The Board of Trustees of the Trust (the “Board”) has approved a new operating expense limitation agreement for the Portfolio (the “Operating Expense Limitation Agreement”) that limits Class C expenses (excluding certain expenses described below) to 2.25% of average daily net assets (the “Expense Cap”). The Operating Expense Limitation Agreement has an initial term that extends through December 31, 2019. In addition, the table and example in the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 31 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects the Operating Expense Limitation Agreement and the Expense Cap.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

International Equity Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	2.45%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	4.20%
Expense Reduction/Reimbursement	(1.95)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (1)	2.25%
(1)	Pursuant to an operating expense limitation agreement between the Manager, Smith Group Asset Management (“Smith Group”) and the Portfolio (the “Operating Expense Limitation Agreement”), the Manager and Smith Group have agreed to waive their fees and/or Smith Group has agreed to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.25% of the Portfolio’s average net assets for Class C shares, through December 31, 2019 ( an “Expense Cap”). The Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager and Smith Group are permitted to seek reimbursement from the Portfolio, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$328	$1,098	$1,982	$4,255

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$228	$1,098	$1,982	$4,255

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Manager”, located on page 62 of the Prospectus.

The reference to the Portfolio in the second table under this section is hereby deleted and the following is inserted as a new paragraph below the second table:

Portfolio Expenses. The International Equity Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager and Smith Group have agreed to reduce their management fees and/or Smith Group has agreed to pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed 2.25% of the Portfolio’s average net assets for Class C shares, through December 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager or Smith Group may be reimbursed by the Portfolio in subsequent fiscal years if the Manager or Smith Group so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager or Smith Group toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager and Smith Group are permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager or Smith Group within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager and Smith Group are entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

International Equity Portfolio (the “Portfolio”)

Class I Shares	(Ticker: SIEPX)

Supplement dated April 24, 2018 to the

Class I Prospectus Dated December 29, 2017, as amended on March 7, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

The Board of Trustees of the Trust (the “Board”) has approved a new operating expense limitation agreement for the Portfolio (the “Operating Expense Limitation Agreement”) that limits Class I expenses (excluding certain expenses described below) to 1.25% of average daily net assets (the “Expense Cap”). The Operating Expense Limitation Agreement has an initial term that extends through December 31, 2019. In addition, the table and example in the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 29 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects the Operating Expense Limitation Agreement and the Expense Cap.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

International Equity Portfolio
Shareholder Fees (fees paid directly from your investment)
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	2.21%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	2.96%
Expense Reduction/Reimbursement	(1.71)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (1)	1.25%
(1)	Pursuant to an operating expense limitation agreement between the Manager, Smith Group Asset Management (“Smith Group”) and the Portfolio (the “Operating Expense Limitation Agreement”), the Manager and Smith Group have agreed to waive their fees and/or Smith Group has agreed to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.25% of the Portfolio’s average net assets for Class I shares, through December 31, 2019 ( an “Expense Cap”). The Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager and Smith Group are permitted to seek reimbursement from the Portfolio, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$127	$754	$1,407	$3,158

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Manager”, located on page 59 of the Prospectus.

The reference to the Portfolio in the second table under this section is hereby deleted and the following is inserted as a new paragraph below the second table:

Portfolio Expenses. The International Equity Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager and Smith Group have agreed to reduce their management fees and/or Smith Group has agreed to pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed 1.25% of the Portfolio’s average net assets for Class I shares, through December 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager or Smith Group may be reimbursed by the Portfolio in subsequent fiscal years if the Manager or Smith Group so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager or Smith Group toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager and Smith Group are permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager or Smith Group within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager and Smith Group are entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Please retain this supplement for future reference.